TAX (Tables)	12 Months Ended
Dec. 31, 2014
Tax Tables
Deferred tax assets and liabilities
	December 31, 2014	December 31, 2013
Deferred income tax assets:
Allowance for bad debt	$21.000	$-
Warrants expense	2,216,000	-
Derivatives expense	1,274,000	-
Net operating losses	3,227,000	70,700
	6,738,747	70,700
Valuation allowance	(6,738,000)	(70,700)

Net deferred tax assets	$-	$-

Effective tax rate
Effective Tax Rate	December 31, 2014	December 31, 2013
Federal statutory	35.00%	35.00%
State and local, net of federal	5.84%	5.84%
Change in Valuation allowance	(40.84)%	(40.84)%

Total effective tax rate	0.00%	0.00%